F/m 2-Year Investment Grade Corporate Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 98.7%	Par	Value
Communications - 4.0%
Alphabet, Inc., 2.00%, 08/15/2026	27,000	$25,360
AT&T, Inc., 1.70%, 03/25/2026	27,000	25,275
Booking Holdings, Inc., 3.60%, 06/01/2026	25,000	24,255
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	25,000	25,195
Comcast Corp., 3.15%, 03/01/2026	26,000	25,126
Cox Communications, Inc., 3.35%, 09/15/2026 (a)	26,000	24,815
Expedia Group, Inc., 5.00%, 02/15/2026	25,000	24,751
Netflix, Inc., 4.38%, 11/15/2026	26,000	25,513
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.60%, 04/15/2026	26,000	25,206
Paramount Global, 4.00%, 01/15/2026	26,000	25,071
Rogers Communications, Inc., 3.63%, 12/15/2025	26,000	25,221
Sprint LLC, 7.63%, 03/01/2026	24,000	24,635
T-Mobile USA, Inc., 2.25%, 02/15/2026	27,000	25,563
Verizon Communications, Inc., 1.45%, 03/20/2026	27,000	25,225
Walt Disney Co., 1.75%, 01/13/2026	27,000	25,551
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	26,000	25,999
		402,761

Consumer Discretionary - 7.7%
Amazon.com, Inc., 1.00%, 05/12/2026	27,000	25,004
American Honda Finance Corp., 5.25%, 07/07/2026	25,000	25,023
AutoZone, Inc., 5.05%, 07/15/2026	25,000	24,853
BMW US Capital LLC, 2.80%, 04/11/2026 (a)	26,000	24,885
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	4,500	4,450
DR Horton, Inc., 1.30%, 10/15/2026	28,000	25,488
eBay, Inc., 1.40%, 05/10/2026	27,000	25,029
General Motors Financial Co., Inc., 5.40%, 04/06/2026	25,000	24,917
GXO Logistics, Inc., 1.65%, 07/15/2026	27,000	24,809
Hasbro, Inc., 3.55%, 11/19/2026	26,000	24,761
Home Depot, Inc., 3.00%, 04/01/2026	27,000	26,005
Hyatt Hotels Corp., 4.85%, 03/15/2026	26,000	25,721
Hyundai Capital America, 5.50%, 03/30/2026 (a)	26,000	25,943
Las Vegas Sands Corp., 3.50%, 08/18/2026	27,000	25,641
Lennar Corp., 5.25%, 06/01/2026	26,000	25,909
Lowe's Cos., Inc., 2.50%, 04/15/2026	26,000	24,731
Magna International, Inc., 5.98%, 03/21/2026	26,000	25,998
Marriott International, Inc., 3.13%, 06/15/2026	26,000	24,873
Mattel, Inc., 3.38%, 04/01/2026 (a)	28,000	26,791
McDonald's Corp., 3.70%, 01/30/2026	26,000	25,358
NIKE, Inc., 2.38%, 11/01/2026	27,000	25,398
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	29,000	26,404
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	25,000	25,243
PulteGroup, Inc., 5.50%, 03/01/2026	26,000	25,999
Ross Stores, Inc., 0.88%, 04/15/2026	27,000	24,869
Southwest Airlines Co., 3.00%, 11/15/2026	27,000	25,459
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	26,000	25,108
Starbucks Corp., 4.75%, 02/15/2026	26,000	25,770
Tapestry, Inc., 7.00%, 11/27/2026	24,000	24,642
TJX Cos., Inc., 2.25%, 09/15/2026	28,000	26,330
Toyota Motor Credit Corp., 4.45%, 05/18/2026	25,000	24,651
		766,062

Consumer Staples - 7.3%
7-Eleven, Inc., 0.95%, 02/10/2026 (a)	27,000	25,040
Altria Group, Inc., 4.40%, 02/14/2026	25,000	24,596
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	27,000	25,521
BAT International Finance PLC, 1.67%, 03/25/2026	27,000	25,214
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	27,000	25,754
Campbell Soup Co., 5.30%, 03/20/2026	25,000	24,943
Cargill, Inc., 4.50%, 06/24/2026 (a)	25,000	24,671
Colgate-Palmolive Co., 4.80%, 03/02/2026	26,000	25,933
Conagra Brands, Inc., 5.30%, 10/01/2026	25,000	24,955
Constellation Brands, Inc., 5.00%, 02/02/2026	25,000	24,968
Flowers Foods, Inc., 3.50%, 10/01/2026	26,000	24,854
Hershey Co., 2.30%, 08/15/2026	27,000	25,413
Ingredion, Inc., 3.20%, 10/01/2026	26,000	24,716
Kellanova, 3.25%, 04/01/2026	26,000	25,034
Kenvue, Inc., 5.35%, 03/22/2026	25,000	25,064
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	27,000	25,411
Kimberly-Clark Corp., 2.75%, 02/15/2026	26,000	25,030
Kraft Heinz Foods Co., 3.00%, 06/01/2026	26,000	24,882
Kroger Co., 2.65%, 10/15/2026	27,000	25,446
Mars, Inc., 0.88%, 07/16/2026 (a)	25,000	22,874
McCormick & Co., Inc., 0.90%, 02/15/2026	27,000	25,034
Molson Coors Beverage Co., 3.00%, 07/15/2026	26,000	24,768
PepsiCo, Inc., 2.38%, 10/06/2026	27,000	25,451
Philip Morris International, Inc., 4.88%, 02/13/2026	26,000	25,827
Procter & Gamble Co., 1.00%, 04/23/2026	27,000	25,124
Sysco Corp., 3.30%, 07/15/2026	26,000	24,952
Target Corp., 2.50%, 04/15/2026	26,000	24,847
Tyson Foods, Inc., 4.00%, 03/01/2026	26,000	25,358
Walmart, Inc., 1.05%, 09/17/2026	27,000	24,784
		726,464

Energy - 7.5%
Boardwalk Pipelines LP, 5.95%, 06/01/2026	24,000	24,101
BP Capital Markets America, Inc., 3.41%, 02/11/2026	26,000	25,219
Chevron Corp., 2.95%, 05/16/2026	26,000	24,990
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (a)	25,000	25,179
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	27,000	25,013
Devon Energy Corp., 5.85%, 12/15/2025	24,000	24,109
Enbridge, Inc., 5.90%, 11/15/2026	25,000	25,270
Energy Transfer LP, 4.75%, 01/15/2026	25,000	24,678
EnLink Midstream Partners LP, 4.85%, 07/15/2026	25,000	24,443
Enterprise Products Operating LLC, 3.70%, 02/15/2026	25,000	24,367
EOG Resources, Inc., 4.15%, 01/15/2026	25,000	24,579
EQT Corp., 3.13%, 05/15/2026 (a)	27,000	25,666
Equinor ASA, 1.75%, 01/22/2026	27,000	25,563
Exxon Mobil Corp., 3.04%, 03/01/2026	25,000	24,144
HF Sinclair Corp., 5.88%, 04/01/2026	26,000	26,075
Kinder Morgan, Inc., 1.75%, 11/15/2026	27,000	24,787
MPLX LP, 1.75%, 03/01/2026	27,000	25,279
Occidental Petroleum Corp., 5.55%, 03/15/2026	26,000	25,967
ONEOK, Inc., 5.55%, 11/01/2026	25,000	25,062
Ovintiv, Inc., 5.38%, 01/01/2026	26,000	25,865
Phillips 66, 1.30%, 02/15/2026	27,000	25,217
Pioneer Natural Resources Co., 5.10%, 03/29/2026	26,000	25,919
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	24,000	24,096
Schlumberger Holdings Corp., 4.00%, 12/21/2025 (a)	25,000	24,450
Shell International Finance BV, 2.88%, 05/10/2026	26,000	24,957
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	26,000	26,000
Valero Energy Corp., 3.40%, 09/15/2026	27,000	25,856
Western Midstream Operating LP, 4.65%, 07/01/2026	25,000	24,430
Williams Cos., Inc., 5.40%, 03/02/2026	26,000	25,952
Woodside Finance Ltd., 3.70%, 09/15/2026 (a)	26,000	24,898
		752,131

Financials - 31.5%
Aflac, Inc., 1.13%, 03/15/2026	27,000	25,065
Air Lease Corp., 2.88%, 01/15/2026	26,000	24,852
Aircastle Ltd., 4.25%, 06/15/2026	26,000	25,302
Alexandria Real Estate Equities, Inc., 3.80%, 04/15/2026	26,000	25,167
Allstate Corp., 0.75%, 12/15/2025	27,000	25,129
American Express Co., 5.65% to 04/23/2026 then SOFR + 0.75%, 04/23/2027	25,000	25,087
American Tower Corp., 3.38%, 10/15/2026	26,000	24,801
Ameriprise Financial, Inc., 2.88%, 09/15/2026	26,000	24,674
Aon Global Ltd., 3.88%, 12/15/2025	25,000	24,387
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	25,000	24,437
Ares Capital Corp., 3.88%, 01/15/2026	26,000	25,076
Ares Finance Co. III LLC, 4.13% to 06/30/2026 then 5 yr. CMT Rate + 3.24%, 06/30/2051 (a)	28,000	25,953
Athene Global Funding, 1.45%, 01/08/2026 (a)	27,000	25,240
AvalonBay Communities, Inc., 2.95%, 05/11/2026	26,000	24,851
Aviation Capital Group LLC, 1.95%, 09/20/2026 (a)	27,000	24,764
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026 (a)	26,000	25,188
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/2026	27,000	24,806
Bank of Montreal, 5.30%, 06/05/2026	27,000	26,952
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027	25,000	24,802
Bank of Nova Scotia, 4.75%, 02/02/2026	26,000	25,715
Barings BDC, Inc., 3.30%, 11/23/2026	27,000	24,849
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	26,000	25,145
BlackRock TCP Capital Corp., 2.85%, 02/09/2026	26,000	24,466
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	26,000	24,928
Blue Owl Capital Corp., 3.40%, 07/15/2026	27,000	25,420
Blue Owl Capital Corp. II, 8.45%, 11/15/2026 (a)	24,000	24,752
Blue Owl Credit Income Corp., 3.13%, 09/23/2026	27,000	24,966
Blue Owl Technology Finance Corp., 4.75%, 12/15/2025 (a)	26,000	25,103
Boston Properties LP, 2.75%, 10/01/2026	27,000	25,169
Brighthouse Financial Global Funding, 1.55%, 05/24/2026 (a)	27,000	24,858
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	26,000	25,233
Brookfield Finance, Inc., 4.25%, 06/02/2026	25,000	24,456
Camden Property Trust, 5.85%, 11/03/2026	25,000	25,289
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	25,000	25,329
Capital One Financial Corp., 3.75%, 07/28/2026	27,000	26,039
CBRE Services, Inc., 4.88%, 03/01/2026	26,000	25,680
Charles Schwab Corp., 0.90%, 03/11/2026	27,000	24,969
Chubb INA Holdings LLC, 3.35%, 05/03/2026	26,000	25,111
CNA Financial Corp., 4.50%, 03/01/2026	26,000	25,547
Commonwealth Bank of Australia, 1.13%, 06/15/2026 (a)	27,000	24,874
COPT Defense Properties LP, 2.25%, 03/15/2026	27,000	25,413
Corebridge Global Funding, 5.75%, 07/02/2026 (a)	26,000	26,009
Crown Castle, Inc., 1.05%, 07/15/2026	28,000	25,515
CubeSmart LP, 3.13%, 09/01/2026	26,000	24,680
Equinix, Inc., 1.45%, 05/15/2026	27,000	24,962
Equitable Financial Life Global Funding, 1.70%, 11/12/2026 (a)	28,000	25,509
ERP Operating LP, 2.85%, 11/01/2026	27,000	25,525
Essex Portfolio LP, 3.38%, 04/15/2026	26,000	25,000
Extra Space Storage LP, 3.50%, 07/01/2026	26,000	24,934
F&G Global Funding, 1.75%, 06/30/2026 (a)	28,000	25,662
Federal Realty OP LP, 1.25%, 02/15/2026	27,000	25,110
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	27,000	25,053
Fiserv, Inc., 3.20%, 07/01/2026	26,000	24,896
FS KKR Capital Corp., 3.40%, 01/15/2026	26,000	24,733
GA Global Funding Trust, 1.63%, 01/15/2026 (a)	27,000	25,259
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/2026 (a)	26,000	24,737
GATX Corp., 3.25%, 09/15/2026	26,000	24,775
Global Payments, Inc., 1.20%, 03/01/2026	27,000	25,026
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	26,000	25,757
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027	25,000	24,924
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	26,000	24,767
Golub Capital BDC, Inc., 2.50%, 08/24/2026	28,000	25,777
Guardian Life Global Funding, 0.88%, 12/10/2025 (a)	27,000	25,204
Hanover Insurance Group, Inc., 4.50%, 04/15/2026	26,000	25,459
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	26,000	24,434
Healthcare Realty Holdings LP, 3.50%, 08/01/2026	27,000	25,696
Healthpeak OP LLC, 3.25%, 07/15/2026	26,000	24,826
Hercules Capital, Inc., 2.63%, 09/16/2026	25,000	22,834
Host Hotels & Resorts LP, 4.50%, 02/01/2026	26,000	25,441
Invesco Finance PLC, 3.75%, 01/15/2026	26,000	25,276
JPMorgan Chase & Co., 1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	27,000	25,107
Kimco Realty OP LLC, 2.80%, 10/01/2026	27,000	25,498
Kite Realty Group LP, 4.00%, 10/01/2026	26,000	25,038
Legg Mason, Inc., 4.75%, 03/15/2026	26,000	25,760
Loews Corp., 3.75%, 04/01/2026	26,000	25,276
Macquarie Group Ltd., 1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (a)	27,000	25,179
Main Street Capital Corp., 3.00%, 07/14/2026	27,000	25,210
Manulife Financial Corp., 4.15%, 03/04/2026	26,000	25,491
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	26,000	25,334
Mastercard, Inc., 2.95%, 11/21/2026	26,000	24,781
Mid-America Apartments LP, 1.10%, 09/15/2026	28,000	25,508
Morgan Stanley, 1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027	27,000	25,044
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	25,000	25,109
Nasdaq, Inc., 3.85%, 06/30/2026	27,000	26,213
New York Life Global Funding, 5.45%, 09/18/2026 (a)	25,000	25,089
Northwestern Mutual Global Funding, 0.80%, 01/14/2026 (a)	27,000	25,166
Old Republic International Corp., 3.88%, 08/26/2026	26,000	25,053
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	26,000	25,716
Pacific Life Global Funding II, 1.38%, 04/14/2026 (a)	27,000	25,112
PayPal Holdings, Inc., 2.65%, 10/01/2026	27,000	25,508
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026 (a)	27,000	24,948
PNC Financial Services Group, Inc., 6.62% to 10/20/2026 then SOFR + 1.73%, 10/20/2027	25,000	25,603
Principal Financial Group, Inc., 3.10%, 11/15/2026	26,000	24,693
Prologis LP, 3.25%, 10/01/2026	26,000	24,849
Prospect Capital Corp., 3.71%, 01/22/2026	26,000	24,576
Public Storage Operating Co., 1.50%, 11/09/2026	27,000	24,719
Realty Income Corp., 4.13%, 10/15/2026	26,000	25,329
Reinsurance Group of America, Inc., 3.95%, 09/15/2026	27,000	26,146
Reliance Standard Life Global Funding II, 1.51%, 09/28/2026 (a)	28,000	25,206
Royal Bank of Canada, 1.20%, 04/27/2026	27,000	25,003
Sabra Health Care LP, 5.13%, 08/15/2026	26,000	25,507
Santander Holdings USA, Inc., 3.24%, 10/05/2026	27,000	25,438
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	26,000	24,930
Scentre Group Trust 1 / Scentre Group Trust 2, 3.63%, 01/28/2026 (a)	26,000	25,196
Simon Property Group LP, 3.30%, 01/15/2026	27,000	26,124
SITE Centers Corp., 4.25%, 02/01/2026	26,000	25,610
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/2026	28,000	25,897
State Street Corp., 5.27%, 08/03/2026	25,000	24,998
Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/2026	27,000	25,555
Synchrony Financial, 3.70%, 08/04/2026	27,000	25,646
Tanger Properties LP, 3.13%, 09/01/2026	28,000	26,289
Toronto-Dominion Bank, 5.53%, 07/17/2026	25,000	25,068
Trinity Acquisition PLC, 4.40%, 03/15/2026	26,000	25,421
Truist Financial Corp., 6.05% to 06/08/2026 then SOFR + 2.05%, 06/08/2027	25,000	25,185
UDR, Inc., 2.95%, 09/01/2026	26,000	24,580
US Bancorp, 2.38%, 07/22/2026	26,000	24,516
Ventas Realty LP, 4.13%, 01/15/2026	25,000	24,408
VICI Properties LP / VICI Note Co., Inc., 4.50%, 09/01/2026 (a)	26,000	25,197
Visa, Inc., 3.15%, 12/14/2025	25,000	24,278
Voya Financial, Inc., 3.65%, 06/15/2026	28,000	26,974
Welltower OP LLC, 4.25%, 04/01/2026	26,000	25,435
Western Union Co., 1.35%, 03/15/2026	27,000	25,013
Westpac Banking Corp., 2.85%, 05/13/2026	26,000	24,872
Weyerhaeuser Co., 4.75%, 05/15/2026	26,000	25,665
WP Carey, Inc., 4.25%, 10/01/2026	26,000	25,265
		3,147,955

Health Care - 7.3%
AbbVie, Inc., 2.95%, 11/21/2026	26,000	24,695
Agilent Technologies, Inc., 3.05%, 09/22/2026	26,000	24,710
Amgen, Inc., 5.51%, 03/02/2026	26,000	25,994
Astrazeneca Finance LLC, 1.20%, 05/28/2026	27,000	24,979
Baxter International, Inc., 2.60%, 08/15/2026	27,000	25,391
Bristol-Myers Squibb Co., 3.20%, 06/15/2026	26,000	25,022
Cigna Group/The, 4.50%, 02/25/2026	25,000	24,640
CVS Health Corp., 2.88%, 06/01/2026	27,000	25,664
Elevance Health, Inc., 1.50%, 03/15/2026	27,000	25,217
Eli Lilly & Co., 5.00%, 02/27/2026	26,000	25,993
Gilead Sciences, Inc., 3.65%, 03/01/2026	27,000	26,244
HCA, Inc., 5.88%, 02/15/2026	27,000	27,041
Highmark, Inc., 1.45%, 05/10/2026 (a)	27,000	24,722
Humana, Inc., 5.70%, 03/13/2026	26,000	25,999
Illumina, Inc., 5.80%, 12/12/2025	24,000	24,008
Johnson & Johnson, 2.45%, 03/01/2026	26,000	24,895
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	27,000	25,006
McKesson Corp., 5.25%, 02/15/2026	26,000	25,906
Merck & Co., Inc., 0.75%, 02/24/2026	27,000	25,115
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	25,000	24,652
Providence St Joseph Health Obligated Group, 2.75%, 10/01/2026	27,000	25,325
Quest Diagnostics, Inc., 3.45%, 06/01/2026	26,000	25,053
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	26,000	24,818
Stryker Corp., 3.50%, 03/15/2026	27,000	26,173
Thermo Fisher Scientific, Inc., 4.95%, 08/10/2026	25,000	24,906
UnitedHealth Group, Inc., 1.15%, 05/15/2026	27,000	25,009
Universal Health Services, Inc., 1.65%, 09/01/2026	27,000	24,633
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	26,000	25,082
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	26,000	25,011
		731,903

Industrials - 10.1%
3M Co., 2.25%, 09/19/2026	27,000	25,224
Amphenol Corp., 4.75%, 03/30/2026	27,000	26,703
BAE Systems Holdings, Inc., 3.85%, 12/15/2025 (a)	25,000	24,357
Boeing Co., 2.20%, 02/04/2026	28,000	26,279
Burlington Northern Santa Fe LLC, 7.00%, 12/15/2025	24,000	24,621
Canadian National Railway Co., 2.75%, 03/01/2026	26,000	24,989
Carrier Global Corp., 5.80%, 11/30/2025	24,000	24,108
Caterpillar Financial Services Corp., 4.35%, 05/15/2026	26,000	25,641
CNH Industrial Capital LLC, 1.45%, 07/15/2026	28,000	25,791
CSX Corp., 2.60%, 11/01/2026	27,000	25,477
Element Fleet Management Corp., 6.27%, 06/26/2026 (a)	25,000	25,224
Emerson Electric Co., 0.88%, 10/15/2026	28,000	25,463
FedEx Corp., 3.25%, 04/01/2026	26,000	25,137
Fortive Corp., 3.15%, 06/15/2026	26,000	24,854
General Dynamics Corp., 1.15%, 06/01/2026	27,000	24,964
Honeywell International, Inc., 2.50%, 11/01/2026	27,000	25,480
Hubbell, Inc., 3.35%, 03/01/2026	27,000	26,074
Illinois Tool Works, Inc., 2.65%, 11/15/2026	27,000	25,552
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	26,000	25,345
John Deere Capital Corp., 4.80%, 01/09/2026	26,000	25,864
Johnson Controls International PLC, 3.90%, 02/14/2026	26,000	25,329
Lockheed Martin Corp., 3.55%, 01/15/2026	25,000	24,365
Norfolk Southern Corp., 2.90%, 06/15/2026	26,000	24,834
PACCAR Financial Corp., 5.20%, 11/09/2026	25,000	25,096
Regal Rexnord Corp., 6.05%, 02/15/2026	26,000	26,071
Republic Services, Inc., 2.90%, 07/01/2026	27,000	25,864
RTX Corp., 5.75%, 11/08/2026	25,000	25,247
Ryder System, Inc., 1.75%, 09/01/2026	27,000	24,905
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/2026 (a)	27,000	25,994
Textron, Inc., 4.00%, 03/15/2026	26,000	25,336
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	26,000	25,160
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/2026 (a)	26,000	25,338
Triton Container International Ltd., 2.05%, 04/15/2026 (a)	27,000	25,042
Tyco Electronics Group SA, 4.50%, 02/13/2026	26,000	25,660
Union Pacific Corp., 2.75%, 03/01/2026	26,000	24,932
United Parcel Service, Inc., 2.40%, 11/15/2026	27,000	25,374
Veralto Corp., 5.50%, 09/18/2026 (a)	25,000	24,939
Vontier Corp., 1.80%, 04/01/2026	27,000	25,064
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	26,000	24,791
Xylem, Inc., 3.25%, 11/01/2026	26,000	24,787
		1,011,275

Materials - 5.9%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	26,000	25,026
ArcelorMittal SA, 4.55%, 03/11/2026	26,000	25,491
Berry Global, Inc., 1.57%, 01/15/2026	27,000	25,285
BHP Billiton Finance USA Ltd., 4.88%, 02/27/2026	26,000	25,816
CCL Industries, Inc., 3.25%, 10/01/2026 (a)	27,000	25,477
Celanese US Holdings LLC, 1.40%, 08/05/2026	28,000	25,565
Ecolab, Inc., 2.70%, 11/01/2026	26,000	24,634
EIDP, Inc., 4.50%, 05/15/2026	26,000	25,608
FMC Corp., 5.15%, 05/18/2026	27,000	26,771
Georgia-Pacific LLC, 0.95%, 05/15/2026 (a)	27,000	24,814
Glencore Funding LLC, 1.63%, 04/27/2026 (a)	27,000	25,129
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	27,000	24,964
Linde, Inc., 3.20%, 01/30/2026	26,000	25,162
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026 (a)	25,000	24,914
Owens Corning, 3.40%, 08/15/2026	27,000	25,819
PPG Industries, Inc., 1.20%, 03/15/2026	27,000	25,055
Sealed Air Corp., 1.57%, 10/15/2026 (a)	28,000	25,531
Sherwin-Williams Co., 3.95%, 01/15/2026	26,000	25,434
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	27,000	24,897
Vale Overseas Ltd., 6.25%, 08/10/2026	25,000	25,442
Westlake Corp., 3.60%, 08/15/2026	27,000	25,927
WRKCo, Inc., 4.65%, 03/15/2026	26,000	25,596
Yara International ASA, 3.80%, 06/06/2026 (a)	26,000	25,061
		583,418

Technology - 9.1%
Apple, Inc., 3.25%, 02/23/2026	28,000	27,188
Avnet, Inc., 4.63%, 04/15/2026	26,000	25,509
Broadcom, Inc., 3.46%, 09/15/2026	26,000	24,959
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	26,000	25,013
CGI, Inc., 1.45%, 09/14/2026	25,000	22,855
Cisco Systems, Inc., 2.50%, 09/20/2026	26,000	24,642
Concentrix Corp., 6.65%, 08/02/2026	25,000	25,285
Dell International LLC / EMC Corp., 6.02%, 06/15/2026	24,000	24,216
DXC Technology Co., 1.80%, 09/15/2026	27,000	24,606
Electronic Arts, Inc., 4.80%, 03/01/2026	26,000	25,782
Equifax, Inc., 2.60%, 12/15/2025	26,000	24,855
Flex Ltd., 3.75%, 02/01/2026	26,000	25,162
Fortinet, Inc., 1.00%, 03/15/2026	27,000	24,896
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	27,000	25,195
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	27,000	25,277
HP, Inc., 1.45%, 06/17/2026	27,000	24,910
Intel Corp., 4.88%, 02/10/2026	26,000	25,826
Intuit, Inc., 5.25%, 09/15/2026	27,000	27,145
Jabil, Inc., 1.70%, 04/15/2026	27,000	25,089
Juniper Networks, Inc., 1.20%, 12/10/2025	27,000	25,244
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	27,000	24,885
Lam Research Corp., 3.75%, 03/15/2026	26,000	25,340
Marvell Technology, Inc., 1.65%, 04/15/2026	27,000	25,185
Micron Technology, Inc., 4.98%, 02/06/2026	25,000	24,794
Microsoft Corp., 2.40%, 08/08/2026	27,000	25,586
NVIDIA Corp., 3.20%, 09/16/2026	26,000	25,104
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 06/18/2026	26,000	25,232
Oracle Corp., 2.65%, 07/15/2026	27,000	25,497
Roper Technologies, Inc., 3.85%, 12/15/2025	25,000	24,420
Skyworks Solutions, Inc., 1.80%, 06/01/2026	27,000	25,010
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	26,000	25,803
TD SYNNEX Corp., 1.75%, 08/09/2026	27,000	24,811
Teledyne Technologies, Inc., 1.60%, 04/01/2026	27,000	25,162
Texas Instruments, Inc., 1.13%, 09/15/2026	27,000	24,775
Thomson Reuters Corp., 3.35%, 05/15/2026	26,000	24,989
VMware LLC, 1.40%, 08/15/2026	27,000	24,727
		904,974

Utilities - 8.3%
AES Corp., 1.38%, 01/15/2026	27,000	25,213
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (b)	25,000	24,828
Ameren Corp., 3.65%, 02/15/2026	26,000	25,199
Black Hills Corp., 3.95%, 01/15/2026	25,000	24,376
CenterPoint Energy, Inc., 1.45%, 06/01/2026	27,000	24,990
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	26,000	25,033
CMS Energy Corp., 3.00%, 05/15/2026	26,000	24,840
DTE Energy Co., 2.85%, 10/01/2026	27,000	25,508
Duke Energy Corp., 2.65%, 09/01/2026	28,000	26,397
Emera US Finance LP, 3.55%, 06/15/2026	26,000	24,876
Entergy Corp., 2.95%, 09/01/2026	27,000	25,548
Evergy Kansas Central, Inc., 2.55%, 07/01/2026	27,000	25,604
Eversource Energy, 4.75%, 05/15/2026	26,000	25,619
Exelon Corp., 3.40%, 04/15/2026	26,000	25,145
Fortis, Inc., 3.06%, 10/04/2026	26,000	24,593
ITC Holdings Corp., 3.25%, 06/30/2026	26,000	24,864
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (a)	25,000	24,490
KeySpan Gas East Corp., 2.74%, 08/15/2026 (a)	27,000	25,250
National Fuel Gas Co., 5.50%, 01/15/2026	26,000	25,889
National Rural Utilities Cooperative Finance Corp., 4.45%, 03/13/2026	26,000	25,660
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026	25,000	24,839
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	27,000	25,413
Pacific Gas and Electric Co., 2.95%, 03/01/2026	26,000	24,799
PPL Capital Funding, Inc., 3.10%, 05/15/2026	26,000	24,947
Public Service Electric and Gas Co., 0.95%, 03/15/2026	27,000	25,077
Sempra, 5.40%, 08/01/2026	25,000	24,948
Sierra Pacific Power Co., 2.60%, 05/01/2026	26,000	24,708
Southern California Edison Co., 5.35%, 03/01/2026	25,000	24,993
Southern Co., 3.25%, 07/01/2026	27,000	25,919
Southwestern Electric Power Co., 1.65%, 03/15/2026	27,000	25,265
Spire, Inc., 5.30%, 03/01/2026	26,000	25,899
Virginia Electric and Power Co., 3.15%, 01/15/2026	26,000	25,109
WEC Energy Group, Inc., 4.75%, 01/09/2026	26,000	25,698
		831,536
TOTAL CORPORATE BONDS (Cost $9,906,560)		9,858,479

TOTAL INVESTMENTS - 98.7% (Cost $9,906,560)		$9,858,479
Money Market Deposit Account - 0.4%(c)		39,764
Other Assets in Excess of Liabilities - 0.9%		86,944
TOTAL NET ASSETS - 100.0%		$9,985,187

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $1,435,750 or 14.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	9,858,479	–	9,858,479
Total Investments	–	9,858,479	–	9,858,479

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.